Leases - 10K - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Lessee, Lease, Description [Line Items]
Increase in lease liability	$ 2,678	$ (4,697)	$ (4,101)	$ (7,632)	$ (8,451)	$ (8,041)
Leases which have not yet commenced		$ 93,682		$ 93,682
COVID-19
Lessee, Lease, Description [Line Items]
Increase of right of use assets					16,586	1,061
Increase in lease liability					$ 16,586	$ 1,061
Maximum
Lessee, Lease, Description [Line Items]
Renewal term				10 years
Minimum
Lessee, Lease, Description [Line Items]
Renewal term				5 years